Accrued liabilities and other payables (Tables)	12 Months Ended
Dec. 31, 2025
Miscellaneous current liabilities [abstract]
?ccrued liabilities and other payables

	December 31,
	2025	2024
Accrued audit fees	74	77
Other accruals	553	1,834
Insurance deductibles	112	86
Other payables	174	159
Total	913	2,156